Investments (Gross Unrealized Losses And Fair Value Of Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	$ 19,686	$ 16,553
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	200	1,243
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	10,180	15,070
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	3,124	6,140
Securities available-for-sale, Total, Estimated Fair Value	29,866	31,623
Securities available-for-sale, Total, Unrealized Loss	3,324	7,383
Obligations Of States And Political Subdivisions [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,163	992
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	15	11
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value		394
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss		10
Securities available-for-sale, Total, Estimated Fair Value	1,163	1,386
Securities available-for-sale, Total, Unrealized Loss	15	21
U.S. Government Agencies Mortgage-backed Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	16,225
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	85
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value		4,333
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss		168
Securities available-for-sale, Total, Estimated Fair Value	16,225	4,333
Securities available-for-sale, Total, Unrealized Loss	85	168
Private Label [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value		3,236
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss		6
Securities available-for-sale, Total, Estimated Fair Value		3,236
Securities available-for-sale, Total, Unrealized Loss		6
Corporate Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	1,950	1,791
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	49	241
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	4,344	4,941
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	363	1,747
Securities available-for-sale, Total, Estimated Fair Value	6,294	6,732
Securities available-for-sale, Total, Unrealized Loss	412	1,988
Trust Preferred Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value	348	6,724
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss	51	520
Securities held-to-maturity, Less Than Twelve Months, Estimated Fair Value		4,823
Securities held-to-maturity, Less Than Twelve Months, Unrealized Loss		212
Securities available-for-sale, Twelve Months or Greater, Estimated Fair Value	5,836	5,402
Securities available-for-sale, Twelve Months or Greater, Unrealized Loss	2,761	4,215
Securities held-to-maturity, Twelve Months or Greater, Estimated Fair Value	3,380	8,219
Securities held-to-maturity, Twelve Months or Greater, Unrealized Loss	58	498
Securities available-for-sale, Total, Estimated Fair Value	6,184	12,126
Securities available-for-sale, Total, Unrealized Loss	2,812	4,735
Securities held-to-maturity, Total Estimated Fair Value	3,380	13,042
Securities held-to-maturity, Total Unrealized Loss	58	710
Marketable Equity Securities [Member]
Schedule of Investments [Line Items]
Securities available-for-sale, Less Than Twelve Months, Estimated Fair Value		3,810
Securities available-for-sale, Less Than Twelve Months, Unrealized Loss		465
Securities available-for-sale, Total, Estimated Fair Value		3,810
Securities available-for-sale, Total, Unrealized Loss		$ 465